Acquisitions & Divestitures - Divestitures Narrative (Details) - The Weather Company - Disposal Group, Disposed of by Sale, Not Discontinued Operations - USD ($) $ in Millions		12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024
Discontinued Operations
Consideration	$ 1,100
Contingent consideration	250
Cash consideration received	750
Financing receivable	$ 100	$ 100
Seller financing loan term	7 years
Pre-tax gain on sale of business		$ 243
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other (income) and expense
Contingent Consideration, Attainment Of Certain Investment Return Metrics
Discontinued Operations
Contingent consideration	$ 200